FINANCIAL INCOME, net	12 Months Ended
Dec. 31, 2017
FINANCIAL INCOME, net
FINANCIAL INCOME, net

NOTE 21 - FINANCIAL INCOME, net:

	Year Ended December 31
	2017	2016	2015
	U.S dollars in thousands
Financial income:
Fair value gains on derivative financial instruments	5,687	1,152	888
Gains on financial assets at fair value through profit or loss	189	80	—
Gains from changes in exchange rates	332	34	—
Interest from bank deposits	297	282	236
	6,505	1,548	1,124
Financial expenses:
Loss from changes in exchange rates	—	—	200
Issuance cost with respect of warrants	—	368	—
Other	77	7	12
	77	375	212
Financial income, net	(6,428)	(1,173)	(912)